Fixed Assets	12 Months Ended
Dec. 31, 2018
FIXED ASSETS [Abstract]
Fixed Assets

11. FIXED ASSETS

The following table summarizes the Sohu Group’s fixed assets (in thousands):

	As of December 31,
	2017	2018
Office buildings	$391,490	$372,723
Computer equipment and hardware	388,693	418,624
Leasehold and building improvements	45,849	49,164
Office furniture	9,879	8,878
Vehicles	4,029	3,915

Fixed assets, gross	839,940	853,304
Accumulated depreciation	(310,223)	(348,306)

Fixed assets, net	$529,717	$504,998

For the years ended December 31, 2018, 2017 and 2016, depreciation expenses for fixed assets were $93.0 million, $83.1 million and $73.4 million, respectively.